UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Value Fund

July 31, 2017

VAL-QTLY-0917
1.804828.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.2%
Delphi Automotive PLC	715,900	$64,732
Magna International, Inc. Class A (sub. vtg.)	315,100	15,028
The Goodyear Tire & Rubber Co.	652,800	20,570
		100,330
Diversified Consumer Services - 1.2%
Houghton Mifflin Harcourt Co. (a)	4,735,306	56,587
Service Corp. International	884,527	30,720
ServiceMaster Global Holdings, Inc. (a)	421,675	18,537
		105,844
Hotels, Restaurants & Leisure - 1.6%
DineEquity, Inc.	673,263	27,698
Eldorado Resorts, Inc. (a)(b)	990,165	20,199
U.S. Foods Holding Corp. (a)	1,119,300	31,508
Wyndham Worldwide Corp.	566,400	59,115
		138,520
Household Durables - 1.3%
D.R. Horton, Inc.	446,700	15,943
Newell Brands, Inc.	372,700	19,649
PulteGroup, Inc.	741,800	18,115
Techtronic Industries Co. Ltd.	6,246,500	27,790
Whirlpool Corp.	164,500	29,261
		110,758
Internet & Direct Marketing Retail - 0.9%
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	564,500	34,197
Series A (a)	1,631,100	39,049
		73,246
Leisure Products - 1.0%
Mattel, Inc.	2,974,200	59,543
Vista Outdoor, Inc. (a)	1,309,800	30,243
		89,786
Media - 3.2%
DISH Network Corp. Class A (a)	333,500	21,354
Grupo Televisa SA de CV (CPO) sponsored ADR	867,900	23,103
Liberty Broadband Corp. Class C (a)	452,771	44,906
Liberty Global PLC Class C (a)	1,293,800	42,398
Live Nation Entertainment, Inc. (a)	810,260	30,198
Omnicom Group, Inc.	216,800	17,071
Sinclair Broadcast Group, Inc. Class A	783,456	28,244
Tegna, Inc.	1,138,600	16,885
Twenty-First Century Fox, Inc.:
Class A	793,400	23,088
Class B	789,700	22,656
		269,903
Specialty Retail - 0.9%
AutoZone, Inc. (a)	70,400	38,003
Sally Beauty Holdings, Inc. (a)	460,100	9,308
Signet Jewelers Ltd. (b)	457,100	27,956
		75,267
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear, Inc.	126,749	3,819
PVH Corp.	221,472	26,419
		30,238

TOTAL CONSUMER DISCRETIONARY		993,892

CONSUMER STAPLES - 4.3%
Beverages - 1.3%
Cott Corp.	3,810,811	59,145
Molson Coors Brewing Co. Class B	527,186	46,909
		106,054
Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	116,700	9,414
Whole Foods Market, Inc.	147,300	6,151
		15,565
Food Products - 2.3%
Bunge Ltd.	173,209	13,578
Darling International, Inc. (a)	2,920,600	47,518
Lamb Weston Holdings, Inc.	625,933	27,529
Nomad Foods Ltd. (a)	2,377,517	33,880
Pinnacle Foods, Inc.	90,000	5,344
The J.M. Smucker Co.	413,631	50,422
Tyson Foods, Inc. Class A	330,000	20,909
		199,180
Personal Products - 0.5%
Coty, Inc. Class A	2,237,809	45,830

TOTAL CONSUMER STAPLES		366,629

ENERGY - 8.3%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A	1,740,934	64,223
C&J Energy Services, Inc. (a)	338,600	10,950
Dril-Quip, Inc. (a)	611,633	27,279
Halliburton Co.	239,855	10,179
Odfjell Drilling A/S (a)	2,863,582	7,757
TechnipFMC PLC (a)	239,127	6,825
		127,213
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	284,800	13,007
Boardwalk Pipeline Partners, LP	3,211,700	53,764
Cabot Oil & Gas Corp.	1,138,600	28,317
Cenovus Energy, Inc.	3,806,400	31,966
Cheniere Energy, Inc. (a)	550,800	24,896
Diamondback Energy, Inc. (a)	251,217	24,087
Energen Corp. (a)	386,879	20,613
Enterprise Products Partners LP	745,200	20,269
EQT Corp. (b)	978,564	62,335
GasLog Ltd. (b)	1,938,900	35,385
Golar LNG Ltd. (b)	713,748	16,994
Lundin Petroleum AB	1,560,900	35,515
Marathon Petroleum Corp.	736,899	41,259
Newfield Exploration Co. (a)	550,710	15,822
Phillips 66 Co.	330,100	27,646
Plains GP Holdings LP Class A	646,300	17,670
Teekay Corp. (b)	3,146,864	30,839
Teekay LNG Partners LP	1,977,280	37,272
Teekay Offshore Partners LP (c)	7,762,700	20,105
WPX Energy, Inc. (a)	1,982,000	21,366
		579,127

TOTAL ENERGY		706,340

FINANCIALS - 17.5%
Banks - 5.0%
Bank Ireland Group PLC (a)	758,255	6,328
CIT Group, Inc. (b)	1,822,474	86,841
EFG Eurobank Ergasias SA (a)	6,391,260	6,999
First Citizen Bancshares, Inc. Class A (a)	73,592	27,083
PNC Financial Services Group, Inc.	579,344	74,620
U.S. Bancorp	2,116,515	111,710
Wells Fargo & Co.	2,044,428	110,276
		423,857
Capital Markets - 2.7%
Apollo Global Management LLC Class A	1,219,832	34,277
Ares Capital Corp.	488,774	8,011
Brookfield Asset Management, Inc. Class A	262,850	10,223
Carlyle Group LP	515,000	10,558
Franklin Resources, Inc.	796,000	35,645
KKR & Co. LP	2,127,068	41,223
Legg Mason, Inc.	1,230,700	49,240
The Blackstone Group LP	1,109,704	37,120
Waddell & Reed Financial, Inc. Class A (b)	175,000	3,617
		229,914
Consumer Finance - 4.7%
Ally Financial, Inc.	1,296,500	29,353
American Express Co.	50,000	4,262
Capital One Financial Corp.	841,991	72,563
Discover Financial Services	2,068,700	126,067
OneMain Holdings, Inc. (a)	1,291,038	34,522
Synchrony Financial	4,465,900	135,406
		402,173
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	471,289	82,461
Donnelley Financial Solutions, Inc. (a)	709,484	16,460
Leucadia National Corp.	309,800	8,064
		106,985
Insurance - 3.6%
AFLAC, Inc.	231,446	18,458
AMBAC Financial Group, Inc. (a)	2,040,459	41,687
Chubb Ltd.	555,548	81,366
Fairfax Financial Holdings Ltd. (sub. vtg.)	15,000	7,153
FNF Group	1,751,500	85,578
Greenlight Capital Re, Ltd. (a)	570,043	12,199
Reinsurance Group of America, Inc.	240,593	33,731
Torchmark Corp.	365,851	28,891
		309,063
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	1,892,290	16,066

TOTAL FINANCIALS		1,488,058

HEALTH CARE - 7.2%
Biotechnology - 1.1%
Amgen, Inc.	299,400	52,248
United Therapeutics Corp. (a)	312,200	40,086
		92,334
Health Care Equipment & Supplies - 0.4%
Hill-Rom Holdings, Inc.	26,600	1,982
Teleflex, Inc.	16,400	3,398
Zimmer Biomet Holdings, Inc.	216,346	26,247
		31,627
Health Care Providers & Services - 3.2%
Aetna, Inc.	306,100	47,234
Cardinal Health, Inc.	234,600	18,125
Centene Corp. (a)	48,300	3,836
DaVita HealthCare Partners, Inc. (a)	220,300	14,271
Envision Healthcare Corp. (a)	777,472	43,873
Laboratory Corp. of America Holdings (a)	391,247	62,173
McKesson Corp.	198,300	32,099
Patterson Companies, Inc.	147,334	6,147
Quest Diagnostics, Inc.	168,100	18,207
R1 RCM, Inc. (a)(b)	678,751	2,301
Universal Health Services, Inc. Class B	258,192	28,615
		276,881
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	169,700	17,810
Pharmaceuticals - 2.3%
Endo International PLC (a)	2,457,800	27,085
Jazz Pharmaceuticals PLC (a)	584,009	89,710
Mallinckrodt PLC (a)	228,396	10,461
Mylan N.V. (a)	316,500	12,340
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,360,917	43,781
The Medicines Company (a)	260,101	10,001
		193,378

TOTAL HEALTH CARE		612,030

INDUSTRIALS - 12.1%
Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings, Inc. (a)	2,292,986	53,771
Huntington Ingalls Industries, Inc.	37,700	7,770
KLX, Inc. (a)	518,600	26,926
Rockwell Collins, Inc.	276,100	29,413
Rolls-Royce Holdings PLC	1,329,611	15,579
Ultra Electronics Holdings PLC	657,000	18,178
		151,637
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	155,000	10,168
Airlines - 1.4%
Air Canada (a)	1,583,600	25,188
American Airlines Group, Inc.	1,645,078	82,978
Southwest Airlines Co.	86,090	4,779
United Continental Holdings, Inc. (a)	50,450	3,414
		116,359
Building Products - 0.2%
Allegion PLC	182,938	14,862
Commercial Services & Supplies - 0.7%
IWG PLC	7,496,400	32,442
KAR Auction Services, Inc.	704,200	29,605
		62,047
Construction & Engineering - 2.0%
AECOM (a)	2,406,288	76,761
Arcadis NV	1,197,074	24,495
Astaldi SpA	3,366,341	22,436
KBR, Inc.	2,791,513	41,649
		165,341
Electrical Equipment - 1.1%
AMETEK, Inc.	371,140	22,855
Fortive Corp.	232,833	15,074
Regal Beloit Corp.	442,300	36,866
Sensata Technologies Holding BV (a)	446,100	20,128
		94,923
Machinery - 1.2%
Allison Transmission Holdings, Inc.	1,321,165	49,940
SPX Flow, Inc. (a)	724,200	25,680
WABCO Holdings, Inc. (a)	214,700	29,536
		105,156
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)(b)	1,131,300	34,821
CSX Corp.	191,687	9,458
Norfolk Southern Corp.	116,100	13,071
Swift Transporation Co. (a)	1,373,600	35,027
		92,377
Trading Companies & Distributors - 2.5%
AerCap Holdings NV (a)	1,067,996	52,439
Ashtead Group PLC	1,303,100	28,008
Fortress Transportation & Infrastructure Investors LLC	1,114,735	18,794
HD Supply Holdings, Inc. (a)	1,504,656	48,886
Nexeo Solutions, Inc. (a)	1,938,340	16,146
Nexeo Solutions, Inc. (a)(d)	1,170,000	9,746
WESCO International, Inc. (a)	816,305	41,836
		215,855

TOTAL INDUSTRIALS		1,028,725

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (a)	1,533,500	56,402
F5 Networks, Inc. (a)	27,200	3,284
		59,686
Electronic Equipment & Components - 1.5%
Avnet, Inc.	239,900	9,207
Cardtronics PLC	721,100	22,570
Jabil, Inc.	1,808,503	55,159
TE Connectivity Ltd.	461,666	37,113
		124,049
Internet Software & Services - 0.2%
Alphabet, Inc. Class A (a)	15,200	14,372
IT Services - 4.6%
Amdocs Ltd.	894,000	60,050
Cognizant Technology Solutions Corp. Class A	1,082,700	75,053
DXC Technology Co.	1,002,000	78,537
EVERTEC, Inc.	2,257,700	40,300
First Data Corp. Class A (a)	1,682,100	31,388
Leidos Holdings, Inc.	756,149	40,409
Total System Services, Inc.	645,100	40,938
Unisys Corp. (a)(b)	1,943,076	24,871
		391,546
Semiconductors & Semiconductor Equipment - 0.6%
Qualcomm, Inc.	996,554	53,007

TOTAL INFORMATION TECHNOLOGY		642,660

MATERIALS - 7.7%
Chemicals - 4.4%
Axalta Coating Systems (a)	766,109	24,132
Celanese Corp. Class A	187,000	17,984
CF Industries Holdings, Inc.	1,438,200	42,211
E.I. du Pont de Nemours & Co.	633,400	52,072
Eastman Chemical Co.	645,503	53,680
FMC Corp.	157,500	12,030
LyondellBasell Industries NV Class A	685,080	61,719
Monsanto Co.	125,700	14,684
PPG Industries, Inc.	174,200	18,335
The Chemours Co. LLC	720,500	34,303
Westlake Chemical Corp.	659,100	46,374
		377,524
Construction Materials - 0.5%
Eagle Materials, Inc.	448,300	42,185
Containers & Packaging - 2.1%
Avery Dennison Corp.	148,456	13,796
Ball Corp.	1,495,600	62,666
Berry Global Group, Inc. (a)	481,100	26,980
Graphic Packaging Holding Co.	3,045,200	40,166
Sealed Air Corp.	753,300	32,776
		176,384
Metals & Mining - 0.7%
Alcoa Corp.	271,000	9,864
Freeport-McMoRan, Inc. (a)	1,149,127	16,800
Randgold Resources Ltd. sponsored ADR (b)	154,800	14,387
Steel Dynamics, Inc.	550,665	19,499
		60,550

TOTAL MATERIALS		656,643

REAL ESTATE - 12.3%
Equity Real Estate Investment Trusts (REITs) - 11.2%
American Tower Corp.	877,704	119,657
AvalonBay Communities, Inc.	160,700	30,911
Boston Properties, Inc.	199,400	24,109
Colony NorthStar, Inc.	6,687,008	97,898
Corporate Office Properties Trust (SBI)	1,164,700	38,773
Douglas Emmett, Inc.	1,134,900	43,421
Equinix, Inc.	84,800	38,222
Equity Commonwealth (a)	69,100	2,182
Equity Lifestyle Properties, Inc.	915,361	79,911
Equity Residential (SBI)	456,400	31,063
Essex Property Trust, Inc.	232,800	60,924
Extra Space Storage, Inc.	741,600	58,957
Forest City Realty Trust, Inc. Class A	1,103,995	26,915
General Growth Properties, Inc.	400,000	9,044
Grivalia Properties REIC	4,457,702	48,021
iStar Financial, Inc. (a)(c)	4,590,665	54,858
Lamar Advertising Co. Class A	340,800	24,050
National Retail Properties, Inc. (b)	1,090,000	43,578
Outfront Media, Inc.	2,085,600	47,698
Public Storage	55,400	11,389
Safety Income and Growth, Inc.	200,000	3,720
SBA Communications Corp. Class A (a)	16,700	2,297
Simon Property Group, Inc.	39,000	6,182
VEREIT, Inc.	1,894,400	15,742
Welltower, Inc.	219,500	16,109
WP Glimcher, Inc.	2,408,200	21,722
		957,353
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	1,387,700	52,719
Kennedy Wilson Europe Real Estate PLC	372,306	5,615
Realogy Holdings Corp.	1,129,541	37,501
		95,835

TOTAL REAL ESTATE		1,053,188

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Iridium Communications, Inc. (a)(b)	1,245,644	12,394
Level 3 Communications, Inc. (a)	896,900	52,630
		65,024
UTILITIES - 8.5%
Electric Utilities - 4.9%
Alliant Energy Corp.	719,000	29,141
Edison International	1,626,693	127,988
Exelon Corp.	474,800	18,204
NextEra Energy, Inc.	183,918	26,869
PG&E Corp.	1,085,700	73,491
Xcel Energy, Inc.	3,057,900	144,669
		420,362
Independent Power and Renewable Electricity Producers - 1.0%
NRG Energy, Inc.	1,175,100	28,931
The AES Corp.	4,770,700	53,336
		82,267
Multi-Utilities - 2.6%
CMS Energy Corp.	672,900	31,115
DTE Energy Co.	309,200	33,103
Sempra Energy	1,375,697	155,466
		219,684

TOTAL UTILITIES		722,313

TOTAL COMMON STOCKS
(Cost $7,153,693)		8,335,502

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)
(Cost $58)	47,004,088	62
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $29,050)	47,770	13,853

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.94% to 1.15% 9/14/17 to 10/19/17 (e)
(Cost $1,158)	1,160	1,158
	Shares	Value (000s)

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.11% (f)	157,044,802	$157,076
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	174,120,475	174,138
TOTAL MONEY MARKET FUNDS
(Cost $331,193)		331,214
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $7,515,152)		8,681,789
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(176,603)
NET ASSETS - 100%		$8,505,186

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
6 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2017	$1,056	$4

The face value of futures purchased as a percentage of Net Assets is 0.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,746,000 or 0.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $47,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Nexeo Solutions, Inc.	6/9/16	$11,700

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,065
Fidelity Securities Lending Cash Central Fund	508
Total	$1,573

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
iStar Financial, Inc.	$49,984	$12,440	$11,420	$--	$54,858
R1 RCM, Inc. (formerly Accretive Health, Inc.)	13,132	-	18,635	-	-
Teekay Offshore Partners LP	27,989	10,345	--	1,799	20,105
Total	$91,105	$22,785	$30,055	$1,799	$74,963

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$993,892	$993,892	$--	$--
Consumer Staples	366,629	366,629	--	--
Energy	706,340	706,340	--	--
Financials	1,488,058	1,488,058	--	--
Health Care	612,030	612,030	--	--
Industrials	1,028,787	1,013,208	15,579	--
Information Technology	642,660	642,660	--	--
Materials	656,643	656,643	--	--
Real Estate	1,053,188	1,053,188	--	--
Telecommunication Services	65,024	65,024	--	--
Utilities	722,313	722,313	--	--
Corporate Bonds	13,853	--	13,853	--
U.S. Government and Government Agency Obligations	1,158	--	1,158	--
Money Market Funds	331,214	331,214	--	--
Total Investments in Securities:	$8,681,789	$8,651,199	$30,590	$--
Derivative Instruments:
Assets
Futures Contracts	$4	$4	$--	$--
Total Assets	$4	$4	$--	$--
Total Derivative Instruments:	$4	$4	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $7,533,986,000. Net unrealized appreciation aggregated $1,147,803,000, of which $1,481,159,000 related to appreciated investment securities and $333,356,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Stock Selector Small Cap Fund

July 31, 2017

SCS-QTLY-0917
1.804877.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.6%
Standard Motor Products, Inc.	148,802	$7,497
Tenneco, Inc.	147,984	8,184
Visteon Corp. (a)	72,800	8,120
		23,801
Diversified Consumer Services - 0.5%
Service Corp. International	201,000	6,981
Hotels, Restaurants & Leisure - 2.7%
Bojangles', Inc. (a)	280,400	3,729
Cedar Fair LP (depositary unit)	89,700	6,229
Dave & Buster's Entertainment, Inc. (a)	150,100	9,323
Marriott Vacations Worldwide Corp.	72,400	8,460
Papa John's International, Inc.	115,700	8,253
Penn National Gaming, Inc. (a)	3,975	80
The Cheesecake Factory, Inc.	118,100	5,619
		41,693
Household Durables - 2.2%
CalAtlantic Group, Inc.	135,000	4,739
Cavco Industries, Inc. (a)	44,998	5,868
Helen of Troy Ltd. (a)	77,269	7,785
Taylor Morrison Home Corp. (a)	296,000	6,696
TopBuild Corp. (a)	173,200	9,141
		34,229
Leisure Products - 0.3%
Brunswick Corp.	96,096	5,440
Media - 0.9%
Cinemark Holdings, Inc.	178,200	6,932
Lions Gate Entertainment Corp.:
Class A	144,400	4,245
Class B (a)	105,400	2,900
		14,077
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	167,400	7,483
Specialty Retail - 1.3%
Burlington Stores, Inc. (a)	79,800	6,945
Murphy U.S.A., Inc. (a)	78,800	5,968
The Children's Place Retail Stores, Inc.	61,197	6,465
		19,378
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (a)	85,800	5,565
Emerald Expositions Events, Inc.	242,200	5,544
Steven Madden Ltd. (a)	238,459	9,777
		20,886

TOTAL CONSUMER DISCRETIONARY		173,968

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 0.4%
Performance Food Group Co. (a)	206,275	5,941
Food Products - 1.5%
Cranswick PLC	59,931	2,295
Hostess Brands, Inc. Class A(a)(b)	279,967	4,278
Ingredion, Inc.	35,000	4,316
J&J Snack Foods Corp.	38,675	5,082
Lamb Weston Holdings, Inc.	82,800	3,642
TreeHouse Foods, Inc. (a)	25,300	2,146
		21,759
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	155,600	4,786
Personal Products - 0.3%
Inter Parfums, Inc.	122,000	4,734

TOTAL CONSUMER STAPLES		37,220

ENERGY - 3.8%
Energy Equipment & Services - 1.1%
Archrock, Inc.	240,929	2,638
Nabors Industries Ltd.	788,400	6,079
Rowan Companies PLC (a)	362,640	4,232
Total Energy Services, Inc.	402,793	3,909
		16,858
Oil, Gas & Consumable Fuels - 2.7%
Boardwalk Pipeline Partners, LP	391,808	6,559
DCP Midstream Partners LP	79,400	2,702
Delek U.S. Holdings, Inc.	230,900	6,029
Diamondback Energy, Inc. (a)	61,907	5,936
Newfield Exploration Co. (a)	178,788	5,137
PDC Energy, Inc. (a)	151,000	7,121
WPX Energy, Inc. (a)	729,190	7,861
		41,345

TOTAL ENERGY		58,203

FINANCIALS - 18.7%
Banks - 10.3%
Associated Banc-Corp.	551,723	13,214
BancFirst Corp.	138,428	14,777
Banner Corp.	219,629	12,688
Boston Private Financial Holdings, Inc.	382,427	5,870
Community Bank System, Inc.	164,130	9,011
Cullen/Frost Bankers, Inc.	124,400	11,293
First Citizen Bancshares, Inc.	29,900	11,004
First Hawaiian, Inc.	216,257	6,380
First Merchants Corp.	43,305	1,751
Hilltop Holdings, Inc.	253,828	6,353
Huntington Bancshares, Inc.	407,600	5,401
Independent Bank Corp., Massachusetts	11,300	806
MB Financial, Inc.	189,000	7,730
PacWest Bancorp	110,746	5,318
Stock Yards Bancorp, Inc.	311,182	11,156
Tompkins Financial Corp.	147,338	11,597
TowneBank	304,562	9,533
Wintrust Financial Corp.	169,400	12,758
		156,640
Capital Markets - 0.7%
OM Asset Management Ltd.	744,140	11,214
Diversified Financial Services - 1.2%
Cotiviti Holdings, Inc. (a)	418,800	18,018
Insurance - 4.2%
Aspen Insurance Holdings Ltd.	169,657	8,279
Employers Holdings, Inc.	303,986	13,178
First American Financial Corp.	153,900	7,450
James River Group Holdings Ltd.	315,616	12,675
Primerica, Inc.	155,000	12,563
ProAssurance Corp.	156,136	9,649
		63,794
Thrifts & Mortgage Finance - 2.3%
Beneficial Bancorp, Inc.	731,100	11,405
Washington Federal, Inc.	354,563	11,860
WSFS Financial Corp.	263,142	11,881
		35,146

TOTAL FINANCIALS		284,812

HEALTH CARE - 13.5%
Biotechnology - 6.3%
ACADIA Pharmaceuticals, Inc. (a)	107,652	3,205
Acorda Therapeutics, Inc. (a)	237,800	5,148
Advanced Accelerator Applications SA sponsored ADR (a)(b)	132,600	6,363
Agios Pharmaceuticals, Inc. (a)(b)	85,715	4,795
Amarin Corp. PLC ADR (a)(b)	278,200	985
Amicus Therapeutics, Inc. (a)	107,406	1,391
Ascendis Pharma A/S sponsored ADR (a)(b)	195,556	5,515
Audentes Therapeutics, Inc.	111,300	2,236
BioMarin Pharmaceutical, Inc. (a)	41,656	3,654
bluebird bio, Inc. (a)	59,528	5,611
Cellectis SA sponsored ADR (a)	117,600	2,847
Coherus BioSciences, Inc. (a)(b)	147,300	1,922
Curis, Inc. (a)	1,250,848	2,439
CytomX Therapeutics, Inc. (a)	77,300	1,043
CytomX Therapeutics, Inc. (a)(c)	27,627	373
FibroGen, Inc. (a)	69,312	2,367
Five Prime Therapeutics, Inc. (a)	95,400	2,685
Genocea Biosciences, Inc. (a)(b)	524,408	2,984
Heron Therapeutics, Inc. (a)(b)	144,200	2,286
Insmed, Inc. (a)	225,254	3,642
Intercept Pharmaceuticals, Inc. (a)	21,103	2,472
Ionis Pharmaceuticals, Inc. (a)	76,128	3,989
La Jolla Pharmaceutical Co. (a)	167,600	4,966
Macrogenics, Inc. (a)	114,247	1,887
Neurocrine Biosciences, Inc. (a)	106,160	5,099
Protagonist Therapeutics, Inc.	156,200	1,904
Proteostasis Therapeutics, Inc.(a)(b)	99,400	282
Sage Therapeutics, Inc. (a)	26,100	2,081
Sienna Biopharmaceuticals, Inc.	25,400	520
Spark Therapeutics, Inc. (a)	81,100	5,758
TESARO, Inc. (a)	38,000	4,851
		95,300
Health Care Equipment & Supplies - 4.0%
Cantel Medical Corp.	122,100	9,060
Hill-Rom Holdings, Inc.	49,400	3,681
Integra LifeSciences Holdings Corp. (a)	294,812	14,640
Nanosonics Ltd. (a)	157,339	297
NxStage Medical, Inc. (a)	355,579	8,374
Steris PLC	83,400	6,826
West Pharmaceutical Services, Inc.	85,200	7,557
Wright Medical Group NV (a)	408,777	10,739
		61,174
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)(b)	146,300	7,744
G1 Therapeutics, Inc.	193,300	2,751
Premier, Inc. (a)	157,500	5,497
VCA, Inc. (a)	62,000	5,740
		21,732
Health Care Technology - 0.1%
Evolent Health, Inc. (a)	89,500	2,211
Life Sciences Tools & Services - 0.7%
ICON PLC (a)	97,100	10,191
Pharmaceuticals - 1.0%
Clearside Biomedical, Inc.(a)(b)	215,500	1,858
Innoviva, Inc. (a)	284,451	3,903
Prestige Brands Holdings, Inc. (a)	69,346	3,719
Theravance Biopharma, Inc. (a)(b)	165,778	5,326
		14,806

TOTAL HEALTH CARE		205,414

INDUSTRIALS - 15.3%
Aerospace & Defense - 2.3%
Moog, Inc. Class A (a)	159,607	11,862
Orbital ATK, Inc.	104,267	10,654
Teledyne Technologies, Inc. (a)	87,465	11,925
		34,441
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	348,918	8,500
Airlines - 0.5%
JetBlue Airways Corp. (a)	332,946	7,302
Building Products - 1.1%
Allegion PLC	81,155	6,593
GCP Applied Technologies, Inc. (a)	126,200	3,824
Simpson Manufacturing Co. Ltd.	130,793	5,793
		16,210
Commercial Services & Supplies - 2.2%
Deluxe Corp.	161,029	11,626
Interface, Inc.	451,730	8,560
Matthews International Corp. Class A	112,997	7,407
Multi-Color Corp.	81,100	6,529
		34,122
Construction & Engineering - 2.8%
Comfort Systems U.S.A., Inc.	224,353	7,471
EMCOR Group, Inc.	241,839	16,324
KBR, Inc.	585,372	8,734
Valmont Industries, Inc.	64,433	9,839
		42,368
Industrial Conglomerates - 0.7%
ITT, Inc.	267,237	10,957
Machinery - 1.6%
AGCO Corp.	104,662	7,550
SPX Flow, Inc. (a)	214,409	7,603
Standex International Corp.	89,640	8,601
		23,754
Road & Rail - 0.6%
Landstar System, Inc.	102,900	8,556
Trading Companies & Distributors - 3.0%
Kaman Corp.	212,450	10,860
MRC Global, Inc. (a)	497,624	8,131
Titan Machinery, Inc. (a)	460,925	8,228
Watsco, Inc.	78,169	11,786
WESCO International, Inc. (a)	139,354	7,142
		46,147

TOTAL INDUSTRIALS		232,357

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	42,900	1,578
Electronic Equipment & Components - 5.1%
Cardtronics PLC	264,500	8,279
CDW Corp.	161,807	10,263
ePlus, Inc. (a)	115,052	9,308
Jabil, Inc.	266,279	8,122
Orbotech Ltd. (a)	168,572	5,978
Plexus Corp. (a)	165,000	8,846
Tech Data Corp. (a)	112,254	11,495
Trimble, Inc. (a)	217,285	8,133
TTM Technologies, Inc. (a)	423,184	7,355
		77,779
Internet Software & Services - 0.7%
j2 Global, Inc.	131,500	11,129
IT Services - 3.8%
Amdocs Ltd.	81,100	5,447
Blackhawk Network Holdings, Inc. (a)	196,071	8,558
EPAM Systems, Inc. (a)	134,598	11,566
Euronet Worldwide, Inc. (a)	120,787	11,669
ExlService Holdings, Inc. (a)	168,991	9,725
Maximus, Inc.	178,100	10,750
		57,715
Semiconductors & Semiconductor Equipment - 3.8%
Entegris, Inc. (a)	406,000	10,597
Integrated Device Technology, Inc. (a)	493,100	12,890
Monolithic Power Systems, Inc.	128,130	13,110
Nanometrics, Inc. (a)	600	16
ON Semiconductor Corp. (a)	582,200	8,704
Semtech Corp. (a)	304,600	12,062
		57,379
Software - 3.3%
Aspen Technology, Inc. (a)	190,400	10,828
Fair Isaac Corp.	35,406	5,047
Paycom Software, Inc. (a)(b)	125,300	8,782
Pegasystems, Inc.	208,819	12,623
RealPage, Inc. (a)	333,700	12,931
		50,211
Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer, Inc. (a)	252,600	6,782

TOTAL INFORMATION TECHNOLOGY		262,573

MATERIALS - 4.1%
Chemicals - 1.9%
Chase Corp.	85,136	9,199
Innospec, Inc.	154,899	9,666
Trinseo SA	146,731	10,315
		29,180
Containers & Packaging - 1.2%
Berry Global Group, Inc. (a)	115,940	6,502
Owens-Illinois, Inc. (a)	203,600	4,866
Silgan Holdings, Inc.	191,100	5,790
		17,158
Metals & Mining - 1.0%
AK Steel Holding Corp. (a)(b)	857,200	4,852
B2Gold Corp. (a)	1,396,157	3,505
Steel Dynamics, Inc.	202,700	7,178
		15,535

TOTAL MATERIALS		61,873

REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 7.4%
American Assets Trust, Inc.	179,405	7,286
CoreSite Realty Corp.	114,897	12,476
Corporate Office Properties Trust (SBI)	267,400	8,902
Equity Lifestyle Properties, Inc.	134,000	11,698
Four Corners Property Trust, Inc.	441,000	11,193
Healthcare Realty Trust, Inc.	359,006	11,955
Hudson Pacific Properties, Inc.	204,900	6,704
Mid-America Apartment Communities, Inc.	109,484	11,335
Potlatch Corp.	232,300	11,116
Store Capital Corp.	292,515	6,842
Terreno Realty Corp.	387,900	13,429
		112,936
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	86,100	3,595
UTILITIES - 3.2%
Electric Utilities - 1.4%
El Paso Electric Co.	109,820	5,700
IDACORP, Inc.	107,300	9,266
Portland General Electric Co.	149,068	6,662
		21,628
Gas Utilities - 1.8%
Atmos Energy Corp.	46,438	4,029
New Jersey Resources Corp.	103,600	4,367
South Jersey Industries, Inc.	103,800	3,526
Southwest Gas Holdings, Inc.	105,300	8,435
Spire, Inc.	87,900	6,382
		26,739

TOTAL UTILITIES		48,367

TOTAL COMMON STOCKS
(Cost $1,220,542)		1,481,318
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.03% 10/12/17
(Cost $249)	250	249
	Shares	Value (000s)

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.11% (d)	45,468,931	$45,478
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	42,446,550	42,451
TOTAL MONEY MARKET FUNDS
(Cost $87,926)		87,929
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $1,308,717)		1,569,496
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(49,273)
NET ASSETS - 100%		$1,520,223

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $373,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$193
Fidelity Securities Lending Cash Central Fund	128
Total	$321

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$173,968	$173,968	$--	$--
Consumer Staples	37,220	37,220	--	--
Energy	58,203	58,203	--	--
Financials	284,812	284,812	--	--
Health Care	205,414	205,414	--	--
Industrials	232,357	232,357	--	--
Information Technology	262,573	262,573	--	--
Materials	61,873	61,873	--	--
Real Estate	112,936	112,936	--	--
Telecommunication Services	3,595	3,595	--	--
Utilities	48,367	48,367	--	--
U.S. Government and Government Agency Obligations	249	--	249	--
Money Market Funds	87,929	87,929	--	--
Total Investments in Securities:	$1,569,496	$1,569,247	$249	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,310,282,000. Net unrealized appreciation aggregated $259,214,000, of which $306,724,000 related to appreciated investment securities and $47,510,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused Stock Fund

July 31, 2017

TQG-QTLY-0917
1.804874.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc. Class A	180,000	$18,754,200
Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. (a)	43,300	42,770,874
JD.com, Inc. sponsored ADR (a)	765,000	34,555,050
Netflix, Inc. (a)	88,000	15,986,080
		93,312,004
Media - 0.4%
Charter Communications, Inc. Class A (a)	17,000	6,662,470
Textiles, Apparel & Luxury Goods - 5.8%
adidas AG	409,800	93,628,399

TOTAL CONSUMER DISCRETIONARY		212,357,073

CONSUMER STAPLES - 5.2%
Personal Products - 1.7%
Unilever NV (NY Reg.)	492,000	28,619,640
Tobacco - 3.5%
British American Tobacco PLC sponsored ADR	902,000	56,393,040

TOTAL CONSUMER STAPLES		85,012,680

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
PrairieSky Royalty Ltd. (b)	985,900	24,482,426
FINANCIALS - 13.2%
Banks - 2.2%
Bank of America Corp.	1,468,000	35,408,160
Capital Markets - 11.0%
CBOE Holdings, Inc.	772,000	72,977,160
Morgan Stanley	249,000	11,678,100
MSCI, Inc.	236,800	25,799,360
S&P Global, Inc.	447,394	68,715,244
		179,169,864

TOTAL FINANCIALS		214,578,024

HEALTH CARE - 14.4%
Biotechnology - 5.6%
Amgen, Inc.	414,500	72,334,395
Intercept Pharmaceuticals, Inc. (a)(b)	151,279	17,719,309
		90,053,704
Health Care Equipment & Supplies - 3.9%
Boston Scientific Corp. (a)	2,381,200	63,387,544
Health Care Providers & Services - 4.9%
Humana, Inc.	165,000	38,148,000
UnitedHealth Group, Inc.	218,000	41,814,580
		79,962,580

TOTAL HEALTH CARE		233,403,828

INDUSTRIALS - 9.2%
Airlines - 0.5%
Alaska Air Group, Inc.	95,000	8,096,850
Machinery - 6.4%
Caterpillar, Inc.	509,000	58,000,550
Cummins, Inc.	275,000	46,172,500
		104,173,050
Professional Services - 1.8%
IHS Markit Ltd. (a)	649,400	30,294,510
Road & Rail - 0.5%
CSX Corp.	155,000	7,647,700

TOTAL INDUSTRIALS		150,212,110

INFORMATION TECHNOLOGY - 39.2%
Internet Software & Services - 9.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	215,000	33,314,250
Alphabet, Inc. Class A (a)	81,600	77,152,800
Facebook, Inc. Class A (a)	218,700	37,014,975
New Relic, Inc. (a)	101,000	4,742,960
		152,224,985
IT Services - 7.5%
PayPal Holdings, Inc. (a)	1,146,000	67,098,300
Square, Inc. (a)	1,532,100	40,370,835
Visa, Inc. Class A	148,000	14,734,880
		122,204,015
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Ltd.	203,000	50,071,980
Software - 14.4%
Activision Blizzard, Inc.	893,200	55,181,896
Adobe Systems, Inc. (a)	590,112	86,445,507
Electronic Arts, Inc. (a)	301,400	35,185,436
Microsoft Corp.	800,000	58,160,000
		234,972,839
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	524,000	77,934,520

TOTAL INFORMATION TECHNOLOGY		637,408,339

MATERIALS - 3.5%
Chemicals - 2.0%
FMC Corp.	413,000	31,544,940
Metals & Mining - 1.5%
First Quantum Minerals Ltd.	2,220,000	24,537,076

TOTAL MATERIALS		56,082,016

TOTAL COMMON STOCKS
(Cost $1,292,563,456)		1,613,536,496

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.11% (c)	8,518,520	8,520,224
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	22,503,441	22,505,691
TOTAL MONEY MARKET FUNDS
(Cost $31,024,138)		31,025,915
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $1,323,587,594)		1,644,562,411
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(20,102,984)
NET ASSETS - 100%		$1,624,459,427

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,820
Fidelity Securities Lending Cash Central Fund	649,127
Total	$732,947

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$47,776,688

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,331,981,577. Net unrealized appreciation aggregated $312,580,834, of which $354,986,912 related to appreciated investment securities and $42,406,078 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Disciplined Equity Fund

July 31, 2017

FDE-QTLY-0917
1.804820.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Hotels, Restaurants & Leisure - 4.4%
ARAMARK Holdings Corp.	65,952	$2,629
Carnival Corp.	3,768	252
Darden Restaurants, Inc.	73,210	6,141
Las Vegas Sands Corp.	159,541	9,829
Marriott International, Inc. Class A	6,327	659
McDonald's Corp.	38,238	5,932
Royal Caribbean Cruises Ltd.	100,988	11,419
U.S. Foods Holding Corp. (a)	365,647	10,293
Wyndham Worldwide Corp.	106,893	11,156
		58,310
Household Durables - 0.4%
CalAtlantic Group, Inc.	166,942	5,860
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	7,931	7,834
Netflix, Inc. (a)	24,883	4,520
		12,354
Media - 2.8%
Comcast Corp. Class A	556,657	22,517
News Corp. Class A	54,428	779
The Walt Disney Co.	130,392	14,334
		37,630
Specialty Retail - 2.5%
Best Buy Co., Inc.	202,484	11,813
Home Depot, Inc.	144,888	21,675
		33,488

TOTAL CONSUMER DISCRETIONARY		147,642

CONSUMER STAPLES - 10.0%
Food & Staples Retailing - 4.1%
CVS Health Corp.	191,644	15,318
Kroger Co.	494,150	12,117
Sysco Corp.	231,652	12,190
Wal-Mart Stores, Inc.	194,506	15,559
		55,184
Food Products - 3.2%
Bunge Ltd.	135,765	10,643
Ingredion, Inc.	85,135	10,499
Pilgrim's Pride Corp. (a)	378,969	9,205
Tyson Foods, Inc. Class A	189,027	11,977
		42,324
Household Products - 0.9%
Procter & Gamble Co.	115,865	10,523
Spectrum Brands Holdings, Inc.	12,651	1,460
		11,983
Personal Products - 0.0%
Herbalife Ltd. (a)	10,758	716
Tobacco - 1.8%
British American Tobacco PLC sponsored ADR	107,966	6,750
Philip Morris International, Inc.	144,529	16,868
		23,618

TOTAL CONSUMER STAPLES		133,825

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	215,293	23,508
Devon Energy Corp.	236,224	7,869
Kinder Morgan, Inc.	368,696	7,532
Phillips 66 Co.	151,742	12,708
The Williams Companies, Inc.	389,215	12,369
Valero Energy Corp.	179,163	12,357
		76,343
FINANCIALS - 12.4%
Banks - 4.8%
Bank of America Corp.	1,031,520	24,880
JPMorgan Chase & Co.	79,441	7,293
Popular, Inc.	172,281	7,260
Wells Fargo & Co.	464,173	25,037
		64,470
Capital Markets - 0.9%
Ameriprise Financial, Inc.	2,882	418
Invesco Ltd.	313,622	10,905
		11,323
Consumer Finance - 0.9%
Discover Financial Services	57,843	3,525
SLM Corp. (a)	723,885	8,021
		11,546
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	178,612	31,252
Insurance - 2.6%
Assured Guaranty Ltd.	229,195	10,316
Chubb Ltd.	77,901	11,409
Lincoln National Corp.	16,844	1,231
The Travelers Companies, Inc.	96,713	12,388
		35,344
Mortgage Real Estate Investment Trusts - 0.9%
Agnc Investment Corp.	489,232	10,362
Annaly Capital Management, Inc.	174,603	2,100
		12,462

TOTAL FINANCIALS		166,397

HEALTH CARE - 15.5%
Biotechnology - 2.2%
Amgen, Inc.	107,344	18,733
Biogen, Inc. (a)	28,837	8,351
Gilead Sciences, Inc.	33,582	2,555
		29,639
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	69,925	1,861
Danaher Corp.	154,251	12,570
Intuitive Surgical, Inc. (a)	5,324	4,995
Medtronic PLC	180,802	15,182
		34,608
Health Care Providers & Services - 6.3%
Anthem, Inc.	71,584	13,330
Cigna Corp.	77,727	13,490
Express Scripts Holding Co. (a)	169,069	10,590
Humana, Inc.	53,183	12,296
McKesson Corp.	73,135	11,838
UnitedHealth Group, Inc.	117,647	22,566
Wellcare Health Plans, Inc. (a)	3,606	638
		84,748
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	23,197	1,387
Pharmaceuticals - 4.3%
Allergan PLC	64,753	16,339
Johnson & Johnson	250,823	33,289
Merck & Co., Inc.	119,451	7,631
		57,259

TOTAL HEALTH CARE		207,641

INDUSTRIALS - 9.4%
Aerospace & Defense - 1.3%
Rockwell Collins, Inc.	16,979	1,809
United Technologies Corp.	129,895	15,402
		17,211
Airlines - 0.8%
Copa Holdings SA Class A	84,334	10,581
Construction & Engineering - 1.2%
AECOM (a)	306,631	9,782
Jacobs Engineering Group, Inc.	124,223	6,549
		16,331
Electrical Equipment - 0.3%
Regal Beloit Corp.	39,668	3,306
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	3,884	529
Roper Technologies, Inc.	48,433	11,259
		11,788
Machinery - 2.4%
Caterpillar, Inc.	128,520	14,645
Cummins, Inc.	72,126	12,110
Deere & Co.	43,100	5,529
		32,284
Road & Rail - 1.1%
Union Pacific Corp.	142,514	14,673
Trading Companies & Distributors - 1.4%
MSC Industrial Direct Co., Inc. Class A	51	4
Univar, Inc. (a)	337,792	10,485
WESCO International, Inc. (a)	172,716	8,852
		19,341

TOTAL INDUSTRIALS		125,515

INFORMATION TECHNOLOGY - 24.1%
Electronic Equipment & Components - 0.9%
Dell Technologies, Inc. (a)	26,297	1,690
Jabil, Inc.	332,906	10,154
		11,844
Internet Software & Services - 6.0%
Alphabet, Inc.:
Class A (a)	44,480	42,056
Class C (a)	3,230	3,006
Facebook, Inc. Class A (a)	204,950	34,688
LogMeIn, Inc.	1,101	128
		79,878
IT Services - 5.4%
Accenture PLC Class A	121,631	15,669
Alliance Data Systems Corp.	44,170	10,664
Cognizant Technology Solutions Corp. Class A	193,043	13,382
CSRA, Inc.	205,944	6,716
DXC Technology Co.	4,755	373
Leidos Holdings, Inc.	190,321	10,171
MasterCard, Inc. Class A	33,852	4,326
PayPal Holdings, Inc. (a)	196,679	11,516
		72,817
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	100,297	7,924
Applied Materials, Inc.	84,632	3,750
Broadcom Ltd.	24,292	5,992
Marvell Technology Group Ltd.	458,864	7,140
Micron Technology, Inc. (a)	380,588	10,702
ON Semiconductor Corp. (a)	682,600	10,205
Qualcomm, Inc.	188,104	10,005
		55,718
Software - 2.4%
Adobe Systems, Inc. (a)	60,132	8,809
Microsoft Corp.	323,113	23,490
		32,299
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	402,525	59,863
Western Digital Corp.	111,083	9,455
		69,318

TOTAL INFORMATION TECHNOLOGY		321,874

MATERIALS - 3.3%
Chemicals - 3.3%
FMC Corp.	116,322	8,885
Huntsman Corp.	393,296	10,470
LyondellBasell Industries NV Class A	142,273	12,817
The Chemours Co. LLC	236,503	11,260
		43,432
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Boston Properties, Inc.	11,257	1,361
Colony NorthStar, Inc.	699,102	10,235
Welltower, Inc.	95,092	6,979
		18,575
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	161,201	9,940
UTILITIES - 4.4%
Electric Utilities - 2.6%
Exelon Corp.	348,939	13,378
FirstEnergy Corp.	371,676	11,860
NextEra Energy, Inc.	64,414	9,410
		34,648
Independent Power and Renewable Electricity Producers - 1.8%
Calpine Corp. (a)	83,468	1,200
NRG Energy, Inc.	527,424	12,985
The AES Corp.	944,852	10,563
		24,748

TOTAL UTILITIES		59,396

TOTAL COMMON STOCKS
(Cost $1,164,825)		1,310,580

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $28,867)	28,860,345	28,866
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,193,692)		1,339,446
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,507)
NET ASSETS - 100%		$1,337,939

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$112
Fidelity Securities Lending Cash Central Fund	31
Total	$143

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,194,249,000. Net unrealized appreciation aggregated $145,197,000, of which $160,308,000 related to appreciated investment securities and $15,111,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Small Cap Fund

July 31, 2017

ZSC-QTLY-0917
1.9881580.100

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 1.6%
Standard Motor Products, Inc.	49	$2,469
Tenneco, Inc.	50	2,765
Visteon Corp. (a)	24	2,677
		7,911
Diversified Consumer Services - 0.4%
Service Corp. International	63	2,188
Hotels, Restaurants & Leisure - 2.7%
Bojangles', Inc. (a)	73	971
Cedar Fair LP (depositary unit)	31	2,153
Dave & Buster's Entertainment, Inc. (a)	50	3,106
Marriott Vacations Worldwide Corp.	25	2,921
Papa John's International, Inc.	39	2,782
Penn National Gaming, Inc. (a)	69	1,391
		13,324
Household Durables - 2.3%
CalAtlantic Group, Inc.	45	1,580
Cavco Industries, Inc. (a)	17	2,217
Helen of Troy Ltd. (a)	26	2,620
Taylor Morrison Home Corp. (a)	100	2,262
TopBuild Corp. (a)	57	3,008
		11,687
Leisure Products - 0.4%
Brunswick Corp.	32	1,812
Media - 0.9%
Cinemark Holdings, Inc.	58	2,256
Lions Gate Entertainment Corp.:
Class A	48	1,411
Class B (a)	35	963
		4,630
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	48	2,146
Specialty Retail - 1.3%
Burlington Stores, Inc. (a)	27	2,350
Murphy U.S.A., Inc. (a)	26	1,969
The Children's Place Retail Stores, Inc.	23	2,430
		6,749
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (a)	36	2,335
Emerald Expositions Events, Inc.	82	1,877
PetIQ, Inc. Class A	25	582
Steven Madden Ltd. (a)	80	3,280
		8,074

TOTAL CONSUMER DISCRETIONARY		58,521

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.4%
Performance Food Group Co. (a)	78	2,246
Food Products - 1.7%
Cranswick PLC	30	1,149
Hostess Brands, Inc. Class A (a)	106	1,620
Ingredion, Inc.	13	1,603
J&J Snack Foods Corp.	15	1,971
Lamb Weston Holdings, Inc.	31	1,363
TreeHouse Foods, Inc. (a)	9	763
		8,469
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	59	1,815
Personal Products - 0.3%
Inter Parfums, Inc.	46	1,785

TOTAL CONSUMER STAPLES		14,315

ENERGY - 3.1%
Energy Equipment & Services - 0.9%
Archrock, Inc.	70	767
Nabors Industries Ltd.	206	1,588
Rowan Companies PLC (a)	90	1,050
Total Energy Services, Inc.	120	1,165
		4,570
Oil, Gas & Consumable Fuels - 2.2%
Boardwalk Pipeline Partners, LP	105	1,758
DCP Midstream Partners LP	25	851
Delek U.S. Holdings, Inc.	55	1,436
Diamondback Energy, Inc. (a)	16	1,534
Newfield Exploration Co. (a)	45	1,293
PDC Energy, Inc. (a)	40	1,886
WPX Energy, Inc. (a)	194	2,091
		10,849

TOTAL ENERGY		15,419

FINANCIALS - 18.8%
Banks - 10.8%
Associated Banc-Corp.	186	4,455
BancFirst Corp.	48	5,124
Banner Corp.	73	4,217
Boston Private Financial Holdings, Inc.	131	2,011
Community Bank System, Inc.	52	2,855
Cullen/Frost Bankers, Inc.	41	3,722
First Citizen Bancshares, Inc.	10	3,680
First Hawaiian, Inc.	79	2,331
First Merchants Corp.	93	3,761
Hilltop Holdings, Inc.	85	2,128
Independent Bank Corp., Massachusetts	39	2,783
MB Financial, Inc.	63	2,577
Stock Yards Bancorp, Inc.	102	3,657
Tompkins Financial Corp.	49	3,857
TowneBank	101	3,161
Wintrust Financial Corp.	57	4,293
		54,612
Capital Markets - 0.7%
OM Asset Management Ltd.	246	3,707
Diversified Financial Services - 1.0%
Cotiviti Holdings, Inc. (a)	121	5,209
Insurance - 4.0%
Aspen Insurance Holdings Ltd.	55	2,684
Employers Holdings, Inc.	99	4,292
First American Financial Corp.	51	2,469
James River Group Holdings Ltd.	100	4,016
Primerica, Inc.	52	4,215
ProAssurance Corp.	38	2,348
		20,024
Thrifts & Mortgage Finance - 2.3%
Beneficial Bancorp, Inc.	242	3,775
Washington Federal, Inc.	115	3,847
WSFS Financial Corp.	87	3,928
		11,550

TOTAL FINANCIALS		95,102

HEALTH CARE - 12.6%
Biotechnology - 4.4%
Acorda Therapeutics, Inc. (a)	97	2,100
Amarin Corp. PLC ADR (a)	80	283
Amicus Therapeutics, Inc. (a)	99	1,282
Audentes Therapeutics, Inc.	50	1,005
BioMarin Pharmaceutical, Inc. (a)	17	1,491
bluebird bio, Inc. (a)	23	2,168
Curis, Inc. (a)	502	979
FibroGen, Inc. (a)	32	1,093
Heron Therapeutics, Inc. (a)	65	1,030
Insmed, Inc. (a)	70	1,132
Intercept Pharmaceuticals, Inc. (a)	3	351
Neurocrine Biosciences, Inc. (a)	49	2,353
Sage Therapeutics, Inc. (a)	25	1,994
Sienna Biopharmaceuticals, Inc.	155	3,171
TESARO, Inc. (a)	12	1,532
		21,964
Health Care Equipment & Supplies - 4.7%
Cantel Medical Corp.	35	2,597
Hill-Rom Holdings, Inc.	23	1,714
Integra LifeSciences Holdings Corp. (a)	118	5,852
Nanosonics Ltd. (a)	535	1,010
NxStage Medical, Inc. (a)	170	4,004
Steris PLC	24	1,964
West Pharmaceutical Services, Inc.	25	2,218
Wright Medical Group NV (a)	174	4,571
		23,930
Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc. (a)	46	2,435
G1 Therapeutics, Inc.	62	882
Premier, Inc. (a)	50	1,745
VCA, Inc. (a)	25	2,315
		7,377
Health Care Technology - 0.2%
Evolent Health, Inc. (a)	50	1,235
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	28	2,939
Pharmaceuticals - 1.2%
Clearside Biomedical, Inc. (a)	87	750
Innoviva, Inc. (a)	114	1,564
Prestige Brands Holdings, Inc. (a)	26	1,394
Theravance Biopharma, Inc. (a)	76	2,442
		6,150

TOTAL HEALTH CARE		63,595

INDUSTRIALS - 14.6%
Aerospace & Defense - 2.4%
Moog, Inc. Class A (a)	51	3,790
Orbital ATK, Inc.	34	3,474
Teledyne Technologies, Inc. (a)	35	4,772
		12,036
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	113	2,753
Airlines - 0.5%
JetBlue Airways Corp. (a)	109	2,390
Building Products - 1.0%
Allegion PLC	25	2,031
GCP Applied Technologies, Inc. (a)	47	1,424
Simpson Manufacturing Co. Ltd.	40	1,772
		5,227
Commercial Services & Supplies - 2.2%
Deluxe Corp.	52	3,754
Interface, Inc.	147	2,786
Matthews International Corp. Class A	35	2,294
Multi-Color Corp.	27	2,174
		11,008
Construction & Engineering - 2.9%
Comfort Systems U.S.A., Inc.	100	3,330
EMCOR Group, Inc.	84	5,670
KBR, Inc.	150	2,238
Valmont Industries, Inc.	21	3,207
		14,445
Industrial Conglomerates - 0.7%
ITT, Inc.	82	3,362
Machinery - 1.5%
AGCO Corp.	32	2,308
SPX Flow, Inc. (a)	70	2,482
Standex International Corp.	28	2,687
		7,477
Trading Companies & Distributors - 2.9%
Kaman Corp.	71	3,630
MRC Global, Inc. (a)	152	2,484
Titan Machinery, Inc. (a)	148	2,642
Watsco, Inc.	25	3,769
WESCO International, Inc. (a)	43	2,204
		14,729

TOTAL INDUSTRIALS		73,427

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	14	515
Electronic Equipment & Components - 5.3%
Cardtronics PLC	101	3,161
CDW Corp.	49	3,108
ePlus, Inc. (a)	46	3,721
Jabil, Inc.	76	2,318
Orbotech Ltd. (a)	49	1,738
Plexus Corp. (a)	59	3,163
Tech Data Corp. (a)	38	3,891
Trimble, Inc. (a)	74	2,770
TTM Technologies, Inc. (a)	158	2,746
		26,616
Internet Software & Services - 0.8%
j2 Global, Inc.	45	3,808
IT Services - 3.9%
Amdocs Ltd.	26	1,746
Blackhawk Network Holdings, Inc. (a)	67	2,925
EPAM Systems, Inc. (a)	46	3,953
Euronet Worldwide, Inc. (a)	41	3,961
ExlService Holdings, Inc. (a)	58	3,338
Maximus, Inc.	61	3,682
		19,605
Semiconductors & Semiconductor Equipment - 4.1%
Entegris, Inc. (a)	138	3,602
Integrated Device Technology, Inc. (a)	168	4,392
Monolithic Power Systems, Inc.	44	4,502
Nanometrics, Inc. (a)	59	1,572
ON Semiconductor Corp. (a)	180	2,691
Semtech Corp. (a)	104	4,118
		20,877
Software - 3.7%
Aspen Technology, Inc. (a)	65	3,697
Fair Isaac Corp.	21	2,994
Paycom Software, Inc. (a)	46	3,224
Pegasystems, Inc.	71	4,292
RealPage, Inc. (a)	114	4,418
		18,625
Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer, Inc. (a)	102	2,739

TOTAL INFORMATION TECHNOLOGY		92,785

MATERIALS - 4.6%
Chemicals - 2.1%
Chase Corp.	31	3,350
Innospec, Inc.	57	3,557
Trinseo SA	56	3,937
		10,844
Containers & Packaging - 1.3%
Berry Global Group, Inc. (a)	43	2,411
Owens-Illinois, Inc. (a)	76	1,816
Silgan Holdings, Inc.	72	2,182
		6,409
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)	321	1,817
B2Gold Corp. (a)	539	1,353
Steel Dynamics, Inc.	77	2,727
		5,897

TOTAL MATERIALS		23,150

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.8%
American Assets Trust, Inc.	63	2,558
CoreSite Realty Corp.	40	4,343
Corporate Office Properties Trust (SBI)	92	3,063
Equity Lifestyle Properties, Inc.	47	4,103
Four Corners Property Trust, Inc.	154	3,909
Healthcare Realty Trust, Inc.	126	4,196
Hudson Pacific Properties, Inc.	71	2,323
Mid-America Apartment Communities, Inc.	38	3,934
Potlatch Corp.	80	3,828
Store Capital Corp.	101	2,362
Terreno Realty Corp.	136	4,708
		39,327
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	28	1,169
UTILITIES - 3.0%
Electric Utilities - 1.3%
El Paso Electric Co.	35	1,817
IDACORP, Inc.	34	2,936
Portland General Electric Co.	47	2,100
		6,853
Gas Utilities - 1.7%
Atmos Energy Corp.	15	1,301
New Jersey Resources Corp.	33	1,391
South Jersey Industries, Inc.	28	951
Southwest Gas Holdings, Inc.	33	2,643
Spire, Inc.	30	2,178
		8,464

TOTAL UTILITIES		15,317

TOTAL COMMON STOCKS
(Cost $480,320)		492,127

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $4,055)	4,054	4,055
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $484,375)		496,182
NET OTHER ASSETS (LIABILITIES) - 1.7%		8,821
NET ASSETS - 100%		$505,003

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40
Total	$40

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $484,562. Net unrealized appreciation aggregated $11,620, of which $29,842 related to appreciated investment securities and $18,222 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Capital Appreciation Fund

July 31, 2017

CAF-QTLY-0917
1.804834.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.0%
Diversified Consumer Services - 0.2%
DeVry, Inc.	401,780	$13,058
Hotels, Restaurants & Leisure - 7.8%
Carnival Corp.	254,500	16,996
Dalata Hotel Group PLC (a)(b)	9,716,029	54,634
Las Vegas Sands Corp.	4,164,666	256,585
Marriott International, Inc. Class A	314,657	32,784
McDonald's Corp.	211,042	32,741
Penn National Gaming, Inc. (a)	362,200	7,302
Royal Caribbean Cruises Ltd.	146,800	16,599
Whitbread PLC	904,013	45,897
Wyndham Worldwide Corp.	906,894	94,653
		558,191
Household Durables - 0.3%
Newell Brands, Inc.	430,800	22,712
Internet & Direct Marketing Retail - 1.5%
Expedia, Inc.	68,500	10,718
Netflix, Inc. (a)	146,900	26,686
Priceline Group, Inc. (a)	34,300	69,578
		106,982
Leisure Products - 0.1%
Hasbro, Inc.	78,300	8,290
Media - 8.0%
Altice NV Class A (a)	7,596,736	187,549
Charter Communications, Inc. Class A (a)	371,890	145,747
Interpublic Group of Companies, Inc.	3,862,294	83,464
ITV PLC	18,048,144	41,196
The Walt Disney Co.	882,352	96,997
Viacom, Inc. Class B (non-vtg.)	590,167	20,609
		575,562
Multiline Retail - 2.8%
B&M European Value Retail S.A.	4,404,452	20,920
Dollar General Corp.	1,287,429	96,763
JC Penney Corp., Inc. (a)(c)	13,264,885	71,763
Macy's, Inc.	608,900	14,461
		203,907
Specialty Retail - 2.3%
AutoZone, Inc. (a)	94,400	50,959
Home Depot, Inc.	732,180	109,534
L Brands, Inc.	118,640	5,504
		165,997

TOTAL CONSUMER DISCRETIONARY		1,654,699

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	222,360	35,246
Personal Products - 0.7%
Coty, Inc. Class A	440,500	9,021
Unilever NV (Certificaten Van Aandelen) (Bearer)	641,100	37,362
		46,383
Tobacco - 0.4%
British American Tobacco PLC (United Kingdom)	489,500	30,450

TOTAL CONSUMER STAPLES		112,079

ENERGY - 1.8%
Energy Equipment & Services - 0.5%
Ensco PLC Class A	5,236,645	27,702
Shelf Drilling Ltd. (a)	1,468,200	12,324
		40,026
Oil, Gas & Consumable Fuels - 1.3%
ConocoPhillips Co.	455,004	20,644
Marathon Oil Corp.	3,649,930	44,639
Southwestern Energy Co. (a)	4,415,104	25,166
		90,449

TOTAL ENERGY		130,475

FINANCIALS - 13.8%
Banks - 2.9%
Bank of America Corp.	3,010,350	72,610
PNC Financial Services Group, Inc.	368,516	47,465
Wells Fargo & Co.	1,595,155	86,043
		206,118
Capital Markets - 10.5%
Brookfield Asset Management, Inc. Class A	97,900	3,808
CBOE Holdings, Inc.	689,449	65,174
CME Group, Inc.	1,629,971	199,867
E*TRADE Financial Corp. (a)	254,500	10,435
Goldman Sachs Group, Inc.	728,877	164,238
Legg Mason, Inc.	816,738	32,678
MarketAxess Holdings, Inc.	146,900	29,805
Moody's Corp.	137,100	18,046
Morgan Stanley	1,856,562	87,073
MSCI, Inc.	515,647	56,180
S&P Global, Inc.	476,166	73,134
T. Rowe Price Group, Inc.	137,100	11,341
		751,779
Insurance - 0.4%
Progressive Corp.	117,500	5,538
Willis Group Holdings PLC	176,200	26,233
		31,771

TOTAL FINANCIALS		989,668

HEALTH CARE - 13.9%
Biotechnology - 8.8%
Alexion Pharmaceuticals, Inc. (a)	301,334	41,385
Amgen, Inc.	1,216,122	212,225
Celgene Corp. (a)	725,270	98,209
Gilead Sciences, Inc.	339,250	25,814
Regeneron Pharmaceuticals, Inc. (a)	105,180	51,709
Vertex Pharmaceuticals, Inc. (a)	1,349,512	204,883
		634,225
Health Care Equipment & Supplies - 2.6%
Abiomed, Inc. (a)	251,100	37,185
Align Technology, Inc. (a)	97,900	16,372
Edwards Lifesciences Corp. (a)	97,900	11,276
Hologic, Inc. (a)	1,409,529	62,315
Intuitive Surgical, Inc. (a)	39,200	36,780
Varian Medical Systems, Inc. (a)	225,200	21,871
		185,799
Health Care Providers & Services - 0.2%
Aetna, Inc.	49,000	7,561
Cigna Corp.	39,200	6,804
		14,365
Health Care Technology - 0.4%
Cerner Corp. (a)	418,465	26,937
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	481,814	28,808
Bio-Rad Laboratories, Inc. Class A (a)	59,915	14,118
ICON PLC (a)	189,679	19,907
Mettler-Toledo International, Inc. (a)	26,400	15,129
		77,962
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (a)	302,790	46,512
The Medicines Company (a)	301,320	11,586
		58,098

TOTAL HEALTH CARE		997,386

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.0%
Rockwell Collins, Inc.	195,800	20,859
The Boeing Co.	68,500	16,609
United Technologies Corp.	293,700	34,824
		72,292
Airlines - 1.3%
Air Canada (a)	3,524,300	56,055
Ryanair Holdings PLC sponsored ADR (a)	324,592	36,786
		92,841
Building Products - 0.9%
A.O. Smith Corp.	244,700	13,104
Allegion PLC	186,000	15,111
Kingspan Group PLC (Ireland)	1,120,130	37,287
		65,502
Commercial Services & Supplies - 0.2%
Cintas Corp.	107,700	14,523
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	173,356	28,609
Machinery - 3.4%
AGCO Corp.	158,000	11,398
Cummins, Inc.	215,300	36,149
Deere & Co.	380,838	48,854
Graco, Inc.	186,000	21,583
Illinois Tool Works, Inc.	58,700	8,260
Manitowoc Co., Inc. (a)	2,735,780	15,621
Nordson Corp.	56,824	7,217
PACCAR, Inc.	180,278	12,340
Parker Hannifin Corp.	181,100	30,059
Pentair PLC	709,251	44,732
Stanley Black & Decker, Inc.	58,700	8,259
		244,472
Marine - 0.5%
Irish Continental Group PLC unit	5,928,035	37,685
Professional Services - 0.3%
IHS Markit Ltd. (a)	405,700	18,926
Road & Rail - 0.6%
Norfolk Southern Corp.	207,411	23,350
Union Pacific Corp.	195,800	20,160
		43,510
Trading Companies & Distributors - 0.2%
GATX Corp. (c)	199,520	12,336

TOTAL INDUSTRIALS		630,696

INFORMATION TECHNOLOGY - 27.6%
Electronic Equipment & Components - 1.0%
Cognex Corp.	196,759	18,704
Coherent, Inc. (a)	58,700	15,556
IPG Photonics Corp. (a)	42,848	6,540
Zebra Technologies Corp. Class A (a)	280,224	28,504
		69,304
Internet Software & Services - 6.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	440,600	68,271
Alphabet, Inc. Class C (a)	249,379	232,047
Facebook, Inc. Class A (a)	948,200	160,483
LogMeIn, Inc.	54,500	6,347
VeriSign, Inc. (a)(c)	127,300	12,879
		480,027
IT Services - 3.4%
Amdocs Ltd.	120,200	8,074
Fiserv, Inc. (a)	148,602	19,095
Gartner, Inc. (a)	227,574	29,202
Global Payments, Inc.	409,400	38,635
Leidos Holdings, Inc.	80,726	4,314
PayPal Holdings, Inc. (a)	2,043,457	119,644
Visa, Inc. Class A	274,220	27,301
		246,265
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	979,000	13,324
ASML Holding NV	189,725	28,521
Broadcom Ltd.	61,392	15,143
Cypress Semiconductor Corp.	947,100	13,449
KLA-Tencor Corp.	497,553	46,088
Qorvo, Inc. (a)	230,851	15,827
Qualcomm, Inc.	1,019,558	54,230
Skyworks Solutions, Inc.	146,900	15,405
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	704,700	25,341
Texas Instruments, Inc.	614,596	50,016
		277,344
Software - 7.7%
Adobe Systems, Inc. (a)	1,613,923	236,424
ANSYS, Inc. (a)	166,400	21,557
Autodesk, Inc. (a)	235,000	26,036
Electronic Arts, Inc. (a)	1,040,767	121,499
Microsoft Corp.	1,656,740	120,445
Take-Two Interactive Software, Inc. (a)	340,800	27,087
		553,048
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	2,177,700	323,882
NetApp, Inc.	771,777	33,511
		357,393

TOTAL INFORMATION TECHNOLOGY		1,983,381

MATERIALS - 6.9%
Chemicals - 4.0%
Albemarle Corp. U.S.	195,800	22,674
E.I. du Pont de Nemours & Co.	661,011	54,342
Eastman Chemical Co.	78,300	6,511
FMC Corp.	1,706,010	130,305
Sherwin-Williams Co.	88,100	29,713
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	585,332	24,063
The Chemours Co. LLC	375,083	17,858
		285,466
Construction Materials - 0.4%
Eagle Materials, Inc.	330,485	31,099
Containers & Packaging - 0.6%
Aptargroup, Inc.	214,100	17,327
Avery Dennison Corp.	88,100	8,187
Ball Corp.	342,600	14,355
		39,869
Metals & Mining - 1.9%
Freeport-McMoRan, Inc. (a)	3,540,200	51,758
Glencore Xstrata PLC	8,224,739	36,261
Rio Tinto PLC	1,107,752	51,917
		139,936

TOTAL MATERIALS		496,370

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equinix, Inc.	49,694	22,399
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc. (a)	1,865,772	115,044
TOTAL COMMON STOCKS
(Cost $5,741,836)		7,132,197

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.11% (d)	194,864,362	194,903
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	73,497,471	73,505
TOTAL MONEY MARKET FUNDS
(Cost $268,403)		268,408
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $6,010,239)		7,400,605
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(216,941)
NET ASSETS - 100%		$7,183,664

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$957
Fidelity Securities Lending Cash Central Fund	1,295
Total	$2,252

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dalata Hotel Group PLC	$43,516	$--	$--	$--	$54,634
Total	$43,516	$--	$--	$--	$54,634

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,654,699	$1,654,699	$--	$--
Consumer Staples	112,079	44,267	67,812	--
Energy	130,475	118,151	--	12,324
Financials	989,668	989,668	--	--
Health Care	997,386	997,386	--	--
Industrials	630,696	630,696	--	--
Information Technology	1,983,381	1,983,381	--	--
Materials	496,370	444,453	51,917	--
Real Estate	22,399	22,399	--	--
Telecommunication Services	115,044	115,044	--	--
Money Market Funds	268,408	268,408	--	--
Total Investments in Securities:	$7,400,605	$7,268,552	$119,729	$12,324

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $6,015,160,000. Net unrealized appreciation aggregated $1,385,445,000, of which $1,512,040,000 related to appreciated investment securities and $126,595,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2017